OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 12, 2013

Via Electronic Transmission

Ms. Valerie Lithotomos

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A for Oppenheimer Global Real Estate Fund (SEC File No. 333-185116)

Dear Ms. Lithotomos:

We have reviewed your comment, provided to our staff on March 7, 2013, to the Registration Statement on Form N-1A for Oppenheimer Global Real Estate Fund (the “Registrant” or the “Fund”) filed with the Securities and Exchange Commission (the “Commission”) on February 15, 2013 (the “Registration Statement”). For your convenience, we have included your comment in italics below, followed by our response. The captions used below correspond to the captions the Registrant uses in the Registration Statement and defined terms have the meanings defined therein.

Prospectus

In the footnote to the fee table concerning the implementation of fee waivers and/or reimbursements, please indicate that the Manager has contractually agreed to waive fees and or reimburse the Fund.

We have revised the footnote accordingly.

* * * * *

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions you may have regarding the Registration Statement or this letter to the undersigned at:

Taylor V. Edwards
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Arthur S. Gabinet, Esq.
Lori E. Bostrom, Esq.
Kramer Levin
KPMG LLP